American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2021

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 32.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	4,000,000	5,823,594
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	21,000,000	26,351,719
U.S. Treasury Bonds, 1.125%, 5/15/40	2,500,000	2,191,992
U.S. Treasury Bonds, 1.125%, 8/15/40	33,000,000	28,823,437
U.S. Treasury Bonds, 1.375%, 11/15/40	12,500,000	11,395,508
U.S. Treasury Bonds, 1.875%, 2/15/41	17,000,000	16,831,992
U.S. Treasury Bonds, 2.25%, 5/15/41	3,000,000	3,152,813
U.S. Treasury Bonds, 2.00%, 11/15/41	10,000,000	10,117,188
U.S. Treasury Bonds, 3.125%, 11/15/41	16,400,000	19,712,672
U.S. Treasury Bonds, 3.00%, 5/15/42	36,000,000	42,643,125
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	7,555,742
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	1,000,000	1,214,727
U.S. Treasury Bonds, 2.50%, 2/15/45	9,000,000	9,901,055
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	8,840,312
U.S. Treasury Bonds, 2.75%, 8/15/47	9,000,000	10,476,563
U.S. Treasury Bonds, 3.375%, 11/15/48	48,600,000	63,607,148
U.S. Treasury Bonds, 2.25%, 8/15/49	14,500,000	15,524,629
U.S. Treasury Bonds, 2.375%, 11/15/49	11,500,000	12,637,422
U.S. Treasury Bonds, 2.00%, 2/15/50	32,000,000	32,516,250
U.S. Treasury Bonds, 1.625%, 11/15/50	5,000,000	4,659,961
U.S. Treasury Bonds, 1.875%, 2/15/51	15,000,000	14,846,484
U.S. Treasury Bonds, 2.375%, 5/15/51	24,000,000	26,516,250
U.S. Treasury Bonds, 2.00%, 8/15/51	82,000,000	83,614,375
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	31,989,300	34,496,646
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,055,116	2,304,286
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	16,402,624	18,366,043
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	10,323,000	11,613,826
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,002,761
U.S. Treasury Notes, 0.125%, 12/31/22	2,000,000	1,993,926
U.S. Treasury Notes, 1.50%, 3/31/23	3,500,000	3,543,203
U.S. Treasury Notes, 0.25%, 6/15/23	15,000,000	14,932,031
U.S. Treasury Notes, 0.125%, 8/31/23	20,000,000	19,825,781
U.S. Treasury Notes, 0.50%, 11/30/23	50,000,000	49,812,500
U.S. Treasury Notes, 0.125%, 1/15/24	5,000,000	4,937,305
U.S. Treasury Notes, 2.375%, 2/29/24	15,000,000	15,510,938
U.S. Treasury Notes, 0.25%, 3/15/24	24,000,000	23,715,937
U.S. Treasury Notes, 0.375%, 4/15/24	90,000,000	89,107,031
U.S. Treasury Notes, 0.375%, 7/15/24	20,000,000	19,755,469
U.S. Treasury Notes, 0.75%, 11/15/24	110,000,000	109,398,437
U.S. Treasury Notes, 2.125%, 11/30/24	23,500,000	24,286,699
U.S. Treasury Notes, 1.00%, 12/15/24	170,000,000	170,205,860
U.S. Treasury Notes, 0.25%, 5/31/25	24,800,000	24,127,687
U.S. Treasury Notes, 0.25%, 8/31/25	25,000,000	24,219,727
U.S. Treasury Notes, 2.625%, 12/31/25	8,000,000	8,460,000
U.S. Treasury Notes, 1.25%, 11/30/26	60,000,000	59,971,875
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,582,988
U.S. Treasury Notes, 1.125%, 2/28/27	22,000,000	21,831,563
U.S. Treasury Notes, 0.625%, 3/31/27	30,000,000	29,005,078
U.S. Treasury Notes, 0.50%, 4/30/27	45,000,000	43,175,390

U.S. Treasury Notes, 0.50%, 6/30/27	16,100,000	15,409,461
U.S. Treasury Notes, 0.50%, 8/31/27	54,000,000	51,538,359
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	19,160,156
U.S. Treasury Notes, 0.625%, 12/31/27	25,000,000	23,926,758
U.S. Treasury Notes, 1.25%, 3/31/28	25,000,000	24,783,203
U.S. Treasury Notes, 1.25%, 4/30/28	40,000,000	39,645,312
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,930,000
U.S. Treasury Notes, 1.375%, 10/31/28	7,500,000	7,471,875
U.S. Treasury Notes, 1.50%, 11/30/28	113,000,000	113,476,719
TOTAL U.S. TREASURY SECURITIES (Cost $1,591,980,640)		1,591,479,788
CORPORATE BONDS — 29.3%
Aerospace and Defense — 0.5%
Boeing Co. (The), 2.20%, 2/4/26	5,010,000	5,012,885
Boeing Co. (The), 3.625%, 2/1/31	7,530,000	8,039,156
Boeing Co. (The), 5.81%, 5/1/50	2,830,000	3,839,480
Raytheon Technologies Corp., 4.125%, 11/16/28	6,210,000	6,952,343
		23,843,864
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)	4,054,000	4,009,791
Airlines — 0.3%
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36	2,070,000	2,059,255
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	4,594,559	4,594,250
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(2)	6,930,000	7,572,978
		14,226,483
Auto Components — 0.1%
Aptiv plc, 3.10%, 12/1/51	3,460,000	3,301,973
Automobiles — 0.6%
General Motors Co., 5.15%, 4/1/38	4,550,000	5,493,895
General Motors Financial Co., Inc., 2.75%, 6/20/25	9,194,000	9,494,644
General Motors Financial Co., Inc., 2.70%, 8/20/27	2,929,000	2,981,593
General Motors Financial Co., Inc., 2.40%, 10/15/28	5,483,000	5,472,128
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	4,930,000	4,943,990
		28,386,250
Banks — 3.9%
Banco Santander SA, 5.18%, 11/19/25	4,399,000	4,901,240
Banco Santander SA, VRN, 1.72%, 9/14/27	3,400,000	3,340,053
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	8,800,000	8,485,364
Bank of America Corp., VRN, 3.42%, 12/20/28	10,114,000	10,805,247
Bank of America Corp., VRN, 2.57%, 10/20/32	10,961,000	11,021,630
Bank of America Corp., VRN, 2.48%, 9/21/36	3,415,000	3,311,615
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	5,377,000	5,286,257
Barclays plc, 4.84%, 5/9/28	4,545,000	5,010,444
Barclays plc, VRN, 2.28%, 11/24/27	3,785,000	3,793,974
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	10,065,000	10,364,101
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	4,385,000	4,760,194
Citigroup, Inc., VRN, 0.78%, 10/30/24	11,977,000	11,910,699
Citigroup, Inc., VRN, 3.52%, 10/27/28	14,475,000	15,538,822
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	5,380,000	5,630,607
FNB Corp., 2.20%, 2/24/23	4,790,000	4,831,766
HSBC Holdings plc, 4.25%, 3/14/24	9,725,000	10,274,519
HSBC Holdings plc, VRN, 2.80%, 5/24/32	3,160,000	3,173,114
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,720,000	3,678,093
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	19,605,000	19,456,198
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	5,130,000	5,365,140

National Australia Bank Ltd., 2.33%, 8/21/30(2)	3,270,000	3,136,323
National Australia Bank Ltd., 2.99%, 5/21/31(2)	1,384,000	1,389,476
Societe Generale SA, 5.00%, 1/17/24(2)	11,695,000	12,454,301
Societe Generale SA, VRN, 1.79%, 6/9/27(2)	4,360,000	4,268,991
Truist Bank, VRN, 2.64%, 9/17/29	4,120,000	4,237,694
US Bancorp, VRN, 2.49%, 11/3/36	5,085,000	5,071,024
Wells Fargo & Co., VRN, 3.07%, 4/30/41	7,220,000	7,419,248
Westpac Banking Corp., VRN, 2.89%, 2/4/30	2,370,000	2,421,574
Westpac Banking Corp., VRN, 3.02%, 11/18/36	2,680,000	2,652,184
		193,989,892
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,395,000	6,834,637
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	8,100,000	9,436,377
		16,271,014
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 11/21/29	6,170,000	6,603,750
AbbVie, Inc., 4.40%, 11/6/42	2,290,000	2,738,678
Amgen, Inc., 1.65%, 8/15/28	6,375,000	6,252,219
		15,594,647
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	1,490,000	1,465,306
Capital Markets — 3.1%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	2,562,000	2,556,676
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	10,685,000	10,390,914
Blackstone Secured Lending Fund, 2.85%, 9/30/28(2)	3,330,000	3,248,974
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	1,719,000	1,683,959
Blue Owl Finance LLC, 4.125%, 10/7/51(2)	5,112,000	5,145,424
Deutsche Bank AG, VRN, 3.96%, 11/26/25	7,365,000	7,782,539
Deutsche Bank AG, VRN, 2.31%, 11/16/27	4,219,000	4,219,601
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,790,000	4,922,781
FS KKR Capital Corp., 3.125%, 10/12/28	6,867,000	6,837,593
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	3,286,000	3,466,579
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	15,720,000	15,852,586
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	4,554,000	4,536,040
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	5,255,000	5,234,493
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,010,000	1,977,429
Hercules Capital, Inc., 2.625%, 9/16/26	3,632,000	3,603,649
Main Street Capital Corp., 3.00%, 7/14/26	3,346,000	3,359,320
Moody's Corp., 3.10%, 11/29/61	2,525,000	2,510,721
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	1,862,000	1,823,159
Morgan Stanley, VRN, 1.59%, 5/4/27	14,084,000	13,952,595
Morgan Stanley, VRN, 2.48%, 9/16/36	6,264,000	6,038,533
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	8,830,000	8,535,116
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(2)	3,823,000	4,273,623
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	2,754,000	2,839,778
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	5,078,000	4,976,152
Prospect Capital Corp., 5.875%, 3/15/23	7,318,000	7,637,230
Prospect Capital Corp., 3.71%, 1/22/26	4,970,000	5,059,131
Prospect Capital Corp., 3.44%, 10/15/28	5,040,000	4,853,703
UBS Group AG, VRN, 1.49%, 8/10/27(2)	5,050,000	4,928,979
		152,247,277
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	2,168,000	2,129,919
Westlake Chemical Corp., 2.875%, 8/15/41	1,825,000	1,778,975
		3,908,894

Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	3,071,000	3,082,253
Republic Services, Inc., 2.375%, 3/15/33	2,222,000	2,214,391
Waste Connections, Inc., 2.60%, 2/1/30	1,470,000	1,501,513
Waste Connections, Inc., 2.95%, 1/15/52	2,737,000	2,701,133
		9,499,290
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	5,580,000	5,424,117
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	3,777,000	3,730,558
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	4,538,000	4,605,699
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	2,000,000	2,038,723
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,134,000	1,183,298
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	2,888,000	3,063,430
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	237,000	254,198
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(2)	5,850,000	5,744,248
SLM Corp., 3.125%, 11/2/26	6,315,000	6,261,007
		23,150,603
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26	2,750,000	2,694,038
WRKCo, Inc., 3.00%, 9/15/24	2,374,000	2,476,191
		5,170,229
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	3,290,807
Novant Health, Inc., 3.17%, 11/1/51	3,800,000	3,997,333
Pepperdine University, 3.30%, 12/1/59	3,740,000	3,992,610
		11,280,750
Diversified Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(2)	2,968,000	2,910,522
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	5,164,000	5,037,416
Blackstone Private Credit Fund, 3.25%, 3/15/27(2)	5,128,000	5,184,109
Block Financial LLC, 3.875%, 8/15/30	2,900,000	3,106,247
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,206,000	3,831,176
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	9,000,000	8,968,945
		29,038,415
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.55%, 12/1/33	8,062,000	7,894,334
AT&T, Inc., 3.55%, 9/15/55	7,643,000	7,683,647
British Telecommunications plc, 3.25%, 11/8/29(2)	3,325,000	3,402,417
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	2,500,000	2,515,318
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	954,478
Telefonica Emisiones SA, 4.90%, 3/6/48	8,430,000	10,164,145
Verizon Communications, Inc., 4.33%, 9/21/28	3,948,000	4,488,786
Verizon Communications, Inc., 1.75%, 1/20/31	4,525,000	4,288,137
Verizon Communications, Inc., 2.65%, 11/20/40	3,578,000	3,405,979
Verizon Communications, Inc., 2.99%, 10/30/56	2,440,000	2,315,115
		47,112,356
Electric Utilities — 1.7%
AEP Texas, Inc., 2.10%, 7/1/30	5,290,000	5,094,790
Alfa Desarrollo SpA, 4.55%, 9/27/51(2)	2,400,000	2,372,688
Baltimore Gas and Electric Co., 2.25%, 6/15/31	2,800,000	2,805,270
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	4,360,000	4,616,531
Commonwealth Edison Co., 3.20%, 11/15/49	4,255,000	4,492,065

Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,823,000	1,873,284
Duke Energy Corp., 2.55%, 6/15/31	2,170,000	2,174,382
Duke Energy Florida LLC, 1.75%, 6/15/30	3,325,000	3,194,742
Duke Energy Florida LLC, 3.85%, 11/15/42	2,740,000	3,081,363
Duke Energy Progress LLC, 2.00%, 8/15/31	5,290,000	5,173,464
Duke Energy Progress LLC, 4.15%, 12/1/44	4,040,000	4,757,899
Entergy Arkansas LLC, 2.65%, 6/15/51	2,260,000	2,106,355
Exelon Corp., 4.45%, 4/15/46	2,440,000	2,921,801
Florida Power & Light Co., 4.125%, 2/1/42	2,268,000	2,704,895
Florida Power & Light Co., 2.875%, 12/4/51	1,950,000	1,982,663
Indiana Michigan Power Co., 3.25%, 5/1/51	1,822,000	1,877,578
MidAmerican Energy Co., 4.40%, 10/15/44	3,585,000	4,400,111
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,000,000	3,252,311
Northern States Power Co., 3.20%, 4/1/52	2,950,000	3,137,209
Pacific Gas and Electric Co., 4.20%, 6/1/41	1,890,000	1,905,329
PacifiCorp, 3.30%, 3/15/51	3,470,000	3,605,926
PacifiCorp, 2.90%, 6/15/52	2,320,000	2,282,655
Public Service Co. of Colorado, 1.875%, 6/15/31	3,844,000	3,740,867
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,970,000	3,725,085
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,090,000	2,299,663
Xcel Energy, Inc., 3.40%, 6/1/30	4,480,000	4,812,288
		84,391,214
Energy Equipment and Services — 0.1%
Halliburton Co., 2.92%, 3/1/30	3,800,000	3,913,471
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(2)	999,000	1,053,800
Netflix, Inc., 4.875%, 4/15/28	6,994,000	7,985,225
		9,039,025
Equity Real Estate Investment Trusts (REITs) — 1.9%
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,875,000	2,793,837
Corporate Office Properties LP, 2.00%, 1/15/29	5,685,000	5,471,156
Crown Castle International Corp., 3.30%, 7/1/30	3,965,000	4,187,050
CubeSmart LP, 2.25%, 12/15/28	2,303,000	2,305,259
EPR Properties, 4.75%, 12/15/26	3,299,000	3,527,945
EPR Properties, 4.95%, 4/15/28	8,327,000	8,992,491
EPR Properties, 3.60%, 11/15/31	1,984,000	1,964,997
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	4,320,000	4,816,238
LXP Industrial Trust, 2.375%, 10/1/31	6,920,000	6,647,582
National Health Investors, Inc., 3.00%, 2/1/31	9,506,000	9,181,634
Office Properties Income Trust, 2.40%, 2/1/27	4,192,000	4,060,481
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	2,612,000	2,544,241
Physicians Realty LP, 2.625%, 11/1/31	4,607,000	4,606,479
Piedmont Operating Partnership LP, 2.75%, 4/1/32	4,510,000	4,420,659
Rexford Industrial Realty LP, 2.15%, 9/1/31	5,229,000	4,942,870
Sabra Health Care LP, 3.20%, 12/1/31	9,295,000	9,093,577
STORE Capital Corp., 4.625%, 3/15/29	1,962,000	2,201,248
STORE Capital Corp., 2.70%, 12/1/31	2,400,000	2,349,553
Tanger Properties LP, 2.75%, 9/1/31	10,264,000	9,977,586
		94,084,883
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	5,832,000	7,286,827
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(2)	5,728,000	5,516,834
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,441,000	5,536,437

Mondelez International, Inc., 2.75%, 4/13/30	5,201,000	5,365,557
		16,418,828
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	6,200,000	6,155,205
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 1.92%, 2/1/27(2)	5,940,000	5,965,409
Baxter International, Inc., 2.54%, 2/1/32(2)	8,510,000	8,606,527
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	10,620,000	10,596,371
		25,168,307
Health Care Providers and Services — 1.3%
Centene Corp., 2.45%, 7/15/28	6,600,000	6,511,164
Centene Corp., 4.625%, 12/15/29	2,860,000	3,089,343
Centene Corp., 3.375%, 2/15/30	4,465,000	4,554,546
CVS Health Corp., 1.75%, 8/21/30	3,320,000	3,167,650
CVS Health Corp., 4.78%, 3/25/38	2,030,000	2,475,380
Duke University Health System, Inc., 3.92%, 6/1/47	1,825,000	2,173,593
HCA, Inc., 2.375%, 7/15/31	6,515,000	6,420,765
HCA, Inc., 3.50%, 7/15/51	3,920,000	4,005,719
Humana, Inc., 2.15%, 2/3/32	13,472,000	13,042,044
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,135,000	3,234,243
Roche Holdings, Inc., 2.61%, 12/13/51(2)	7,400,000	7,281,142
Universal Health Services, Inc., 1.65%, 9/1/26(2)	5,107,000	5,017,990
Universal Health Services, Inc., 2.65%, 10/15/30(2)	4,360,000	4,330,958
		65,304,537
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	4,421,000	4,636,300
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24	3,490,000	3,594,069
Safehold Operating Partnership LP, 2.85%, 1/15/32	5,310,000	5,211,147
		8,805,216
Insurance — 1.3%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	3,292,000	3,431,541
Athene Global Funding, 1.99%, 8/19/28(2)	8,972,000	8,725,163
Athene Global Funding, 2.67%, 6/7/31(2)	1,605,000	1,591,832
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	3,471,000	3,416,254
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	3,540,000	3,483,753
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	2,868,000	2,841,966
Guardian Life Global Funding, 1.625%, 9/16/28(2)	5,677,000	5,502,055
Hill City Funding Trust, 4.05%, 8/15/41(2)	7,159,000	6,936,565
Principal Life Global Funding II, 1.50%, 11/17/26(2)	15,230,000	14,988,098
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	1,157,000	1,167,012
SBL Holdings, Inc., 5.125%, 11/13/26(2)	3,840,000	4,181,433
Stewart Information Services Corp., 3.60%, 11/15/31	5,760,000	5,838,636
		62,104,308
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	9,740,000	10,133,546
IT Services — 0.2%
Fiserv, Inc., 2.65%, 6/1/30	4,475,000	4,545,956
Global Payments, Inc., 2.15%, 1/15/27	4,500,000	4,520,467
		9,066,423
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	3,705,000	3,663,045
Illumina, Inc., 2.55%, 3/23/31	6,480,000	6,485,166
		10,148,211

Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	3,040,000	2,808,820
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	4,365,000	4,263,452
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	7,520,000	8,743,719
Comcast Corp., 3.75%, 4/1/40	5,285,000	5,927,932
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(2)	2,740,000	2,809,048
Discovery Communications LLC, 4.65%, 5/15/50	3,020,000	3,551,967
Time Warner Cable LLC, 4.50%, 9/15/42	7,700,000	8,412,831
ViacomCBS, Inc., 4.20%, 6/1/29	3,300,000	3,671,112
ViacomCBS, Inc., 4.375%, 3/15/43	2,870,000	3,272,591
		40,652,652
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(2)	5,410,000	5,262,960
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	8,400,000	9,190,650
Steel Dynamics, Inc., 3.45%, 4/15/30	2,575,000	2,754,337
Teck Resources Ltd., 6.25%, 7/15/41	4,460,000	5,927,044
		23,134,991
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	3,120,000	3,092,388
Ameren Corp., 1.95%, 3/15/27	2,239,000	2,246,899
Ameren Corp., 3.50%, 1/15/31	5,618,000	6,067,243
CenterPoint Energy, Inc., 4.25%, 11/1/28	4,781,000	5,316,683
CenterPoint Energy, Inc., 2.65%, 6/1/31	3,467,000	3,517,762
Dominion Energy, Inc., 2.25%, 8/15/31	2,510,000	2,453,802
Dominion Energy, Inc., 4.90%, 8/1/41	3,620,000	4,465,947
NiSource, Inc., 5.65%, 2/1/45	3,515,000	4,757,540
Sempra Energy, 3.25%, 6/15/27	3,040,000	3,208,880
WEC Energy Group, Inc., 1.375%, 10/15/27	5,720,000	5,520,345
		40,647,489
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	5,590,000	5,608,325
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 3.75%, 1/15/30(2)	5,420,000	5,745,253
Aker BP ASA, 4.00%, 1/15/31(2)	1,960,000	2,121,745
BP Capital Markets America, Inc., 3.06%, 6/17/41	3,030,000	3,072,039
Cenovus Energy, Inc., 2.65%, 1/15/32	3,420,000	3,349,818
Continental Resources, Inc., 2.27%, 11/15/26(2)	3,640,000	3,616,540
Continental Resources, Inc., 2.875%, 4/1/32(2)	2,555,000	2,503,108
Diamondback Energy, Inc., 3.50%, 12/1/29	4,220,000	4,479,525
Enbridge, Inc., 3.40%, 8/1/51	3,680,000	3,739,326
Energy Transfer LP, 4.25%, 3/15/23	4,430,000	4,553,284
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	7,404,329
Energy Transfer LP, 4.90%, 3/15/35	3,300,000	3,739,513
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,120,000	6,177,860
Enterprise Products Operating LLC, 3.30%, 2/15/53	2,632,000	2,623,536
Equinor ASA, 3.25%, 11/18/49	1,460,000	1,550,570
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	2,135,000	2,146,480
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	8,000,000	7,981,138
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,058,000	4,081,083
Lukoil Capital DAC, 2.80%, 4/26/27(2)	3,300,000	3,255,896
Petroleos Mexicanos, 3.50%, 1/30/23	1,550,000	1,567,538
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,847,385
Petroleos Mexicanos, 6.50%, 3/13/27	1,575,000	1,682,273
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	1,010,625

SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	8,750,000	8,817,620
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,650,000	8,499,264
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	2,000,000	1,991,640
TransCanada PipeLines Ltd., 2.50%, 10/12/31	3,575,000	3,558,970
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	2,550,000	2,690,737
		103,807,095
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	4,870,000	4,933,423
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	4,203,000	3,987,370
Merck & Co., Inc., 1.70%, 6/10/27	3,715,000	3,739,479
Merck & Co., Inc., 2.15%, 12/10/31	3,875,000	3,889,022
Royalty Pharma plc, 2.20%, 9/2/30	2,650,000	2,568,130
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	9,900,000	10,684,973
Viatris, Inc., 4.00%, 6/22/50	2,411,000	2,573,582
		27,442,556
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	5,500,000	5,426,964
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	2,271,000	2,263,075
		7,690,039
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,540,000	4,265,064
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	2,300,000	2,503,258
CSX Corp., 3.25%, 6/1/27	5,120,000	5,494,401
DAE Funding LLC, 1.55%, 8/1/24(2)	3,594,000	3,571,412
DAE Funding LLC, 3.375%, 3/20/28(2)	7,137,000	7,230,673
Union Pacific Corp., 2.40%, 2/5/30	2,770,000	2,825,989
Union Pacific Corp., MTN, 3.55%, 8/15/39	5,460,000	6,063,027
		31,953,824
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 4.75%, 4/15/29	3,327,000	3,790,625
Intel Corp., 2.80%, 8/12/41	6,855,000	6,851,779
Microchip Technology, Inc., 4.25%, 9/1/25	12,185,000	12,656,988
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29(2)	2,210,000	2,478,357
Qorvo, Inc., 4.375%, 10/15/29	5,313,000	5,647,055
Qorvo, Inc., 3.375%, 4/1/31(2)	3,745,000	3,818,271
		35,243,075
Software — 0.3%
Autodesk, Inc., 2.40%, 12/15/31	6,908,000	6,895,702
Oracle Corp., 3.60%, 4/1/40	7,720,000	7,755,528
		14,651,230
Specialty Retail — 0.4%
AutoNation, Inc., 1.95%, 8/1/28	3,680,000	3,601,268
Home Depot, Inc. (The), 3.90%, 6/15/47	3,450,000	4,040,640
Home Depot, Inc. (The), 2.375%, 3/15/51	6,120,000	5,638,605
Lowe's Cos., Inc., 2.625%, 4/1/31	7,970,000	8,162,531
		21,443,044
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.65%, 2/8/51	8,610,000	8,487,396
Dell International LLC / EMC Corp., 4.90%, 10/1/26	7,290,000	8,216,103
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,876,000	2,858,928
Dell International LLC / EMC Corp., 3.375%, 12/15/41(2)	4,415,000	4,371,074
Dell International LLC / EMC Corp., 8.35%, 7/15/46	811,000	1,351,187
HP, Inc., 2.65%, 6/17/31(2)	7,025,000	6,933,239
		32,217,927

Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	7,120,000	7,596,637
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	4,430,000	4,875,369
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	3,100,000	3,043,738
		7,919,107
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,310,000	4,383,771
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	9,406,000	9,916,087
T-Mobile USA, Inc., 3.50%, 4/15/31	4,774,000	4,975,033
T-Mobile USA, Inc., 3.40%, 10/15/52(2)	3,475,000	3,465,438
Vodafone Group plc, VRN, 4.125%, 6/4/81	5,415,000	5,369,406
		23,725,964
TOTAL CORPORATE BONDS (Cost $1,440,439,569)		1,444,167,979
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	255,766	272,502
FHLMC, VRN, 2.14%, (12-month LIBOR plus 1.87%), 7/1/36	703,601	740,204
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	574,055	614,656
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	567,936	604,291
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	401,728	423,250
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	267,026	279,993
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.63%), 1/1/44	1,019,178	1,053,940
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.60%), 6/1/45	696,003	724,519
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	990,806	1,027,763
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.64%), 9/1/47	606,466	631,128
FNMA, VRN, 1.74%, (6-month LIBOR plus 1.57%), 6/1/35	556,374	579,207
FNMA, VRN, 1.74%, (6-month LIBOR plus 1.57%), 6/1/35	777,985	809,917
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	267,117	278,107
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	111,051	115,627
FNMA, VRN, 1.70%, (6-month LIBOR plus 1.54%), 9/1/35	513,885	534,819
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	599,776	640,604
FNMA, VRN, 2.67%, (12-month LIBOR plus 1.61%), 4/1/46	1,374,550	1,431,286
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,490,396	1,542,464
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	1,039,579	1,076,365
FNMA, VRN, 2.84%, (12-month LIBOR plus 1.62%), 5/1/47	1,095,508	1,126,477
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	319,933	333,866
		14,840,985
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.5%
FHLMC, 6.00%, 2/1/38	92,346	107,147
FHLMC, 3.00%, 6/1/51	16,396,548	16,996,712
FHLMC, 3.00%, 7/1/51	11,577,320	12,001,085
FHLMC, 2.50%, 8/1/51	49,929,021	51,045,134
FHLMC, 2.50%, 9/1/51	21,138,833	21,596,176
FHLMC, 2.50%, 9/1/51	18,583,385	19,003,819
FHLMC, 3.50%, 9/1/51	19,325,040	20,358,165
FHLMC, 2.50%, 10/1/51	18,308,213	18,716,775
FHLMC, 2.00%, 12/1/51	25,467,372	25,420,380
FHLMC, 2.50%, 12/1/51	12,408,435	12,685,494
FHLMC, 2.50%, 1/1/52	21,300,000	21,758,439
FNMA, 6.00%, 12/1/33	223,319	253,513
FNMA, 3.50%, 3/1/34	777,671	821,838
FNMA, 6.00%, 9/1/37	126,903	147,066

FNMA, 6.00%, 11/1/37	46,769	54,229
FNMA, 4.50%, 4/1/39	150,171	166,529
FNMA, 4.50%, 5/1/39	431,381	478,399
FNMA, 6.50%, 5/1/39	58,822	67,781
FNMA, 4.50%, 9/1/39	1,043,368	1,156,883
FNMA, 4.50%, 10/1/39	754,136	836,288
FNMA, 4.50%, 11/1/40	679,181	749,277
FNMA, 3.50%, 12/1/40	107,730	116,316
FNMA, 4.00%, 8/1/41	1,051,969	1,156,080
FNMA, 4.50%, 9/1/41	578,144	639,677
FNMA, 3.50%, 10/1/41	709,708	766,265
FNMA, 3.50%, 12/1/41	3,310,477	3,576,642
FNMA, 4.00%, 12/1/41	1,802,454	1,980,502
FNMA, 3.50%, 2/1/42	2,272,170	2,451,111
FNMA, 3.50%, 5/1/42	930,898	1,005,383
FNMA, 3.50%, 6/1/42	893,926	965,785
FNMA, 3.50%, 8/1/42	4,219,338	4,558,572
FNMA, 3.50%, 9/1/42	1,191,370	1,286,689
FNMA, 4.00%, 11/1/45	1,910,017	2,067,491
FNMA, 4.00%, 11/1/45	437,350	473,113
FNMA, 4.00%, 2/1/46	2,443,593	2,640,842
FNMA, 4.00%, 4/1/46	4,723,099	5,099,193
FNMA, 3.00%, 5/1/50	4,928,697	5,159,634
FNMA, 3.00%, 6/1/51	2,369,292	2,486,026
FNMA, 3.50%, 8/1/51	9,133,205	9,714,067
FNMA, 3.50%, 9/1/51	20,203,485	21,389,749
FNMA, 2.50%, 11/1/51	21,264,470	21,745,579
FNMA, 2.50%, 12/1/51	6,000,000	6,135,750
FNMA, 2.50%, 1/1/52	21,300,000	21,758,439
FNMA, 4.00%, 6/1/57	510,136	565,327
FNMA, 4.00%, 11/1/59	499,893	550,933
GNMA, 2.50%, TBA	53,423,000	54,712,606
GNMA, 3.00%, TBA	12,380,000	12,809,967
GNMA, 7.00%, 11/15/22	22	22
GNMA, 7.00%, 4/20/26	89	96
GNMA, 7.50%, 8/15/26	200	219
GNMA, 8.00%, 8/15/26	82	89
GNMA, 8.00%, 6/15/27	286	287
GNMA, 7.00%, 2/15/28	50	51
GNMA, 6.50%, 3/15/28	383	420
GNMA, 6.50%, 5/15/28	1,291	1,417
GNMA, 7.00%, 5/15/31	1,217	1,397
GNMA, 6.00%, 7/15/33	333,237	387,479
GNMA, 4.50%, 8/15/33	306,653	343,809
GNMA, 5.50%, 1/15/39	467,346	541,429
GNMA, 6.00%, 1/20/39	15,469	17,831
GNMA, 6.00%, 2/20/39	96,204	110,887
GNMA, 4.50%, 6/15/39	819,747	931,065
GNMA, 5.00%, 9/15/39	25,267	29,211
GNMA, 5.50%, 9/15/39	36,563	41,851
GNMA, 5.00%, 10/15/39	383,163	441,477
GNMA, 4.50%, 1/15/40	330,725	371,560
GNMA, 4.00%, 11/20/40	970,494	1,051,751
GNMA, 4.00%, 12/15/40	391,931	430,670
GNMA, 4.50%, 6/15/41	299,468	342,361

GNMA, 3.50%, 4/20/42	2,165,269	2,320,190
GNMA, 3.50%, 6/20/42	4,746,524	5,086,389
GNMA, 3.50%, 3/20/43	306,060	327,921
GNMA, 3.50%, 4/20/43	1,895,576	2,031,137
GNMA, 3.50%, 3/15/46	1,194,170	1,277,306
GNMA, 3.50%, 2/20/51	3,248,671	3,385,096
GNMA, 3.50%, 6/20/51	19,199,831	20,025,147
GNMA, 3.00%, 7/20/51	7,734,952	8,015,466
GNMA, 3.00%, 8/20/51	12,800,906	13,285,975
GNMA, 2.50%, 9/20/51	17,735,101	18,189,951
GNMA, 3.00%, 9/20/51	15,915,268	16,512,978
GNMA, 3.00%, 10/20/51	11,791,380	12,236,767
GNMA, 3.00%, 11/20/51	17,120,689	17,774,843
UMBS, 2.50%, TBA	28,850,000	29,436,155
		565,183,567
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $582,222,085)		580,024,552
COLLATERALIZED LOAN OBLIGATIONS — 7.4%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 10/27/33(2)	7,075,000	7,081,438
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/22/32(2)	13,000,000	12,975,476
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(2)	10,200,000	10,214,418
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(2)	9,775,000	9,793,320
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.07%, (3-month LIBOR plus 1.95%), 7/18/29(2)	7,500,000	7,483,446
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/22/31(2)	6,600,000	6,603,273
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/22/31(2)	7,000,000	7,009,054
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 1/15/29(2)	10,300,000	10,279,602
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/17/32(2)	5,300,000	5,295,889
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.81%, (1-month LIBOR plus 1.70%), 6/16/36(2)	13,550,000	13,385,239
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(2)	6,700,000	6,689,988
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 7/15/30(2)	4,800,000	4,798,819
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(2)	8,425,000	8,426,832
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/32(2)	6,250,000	6,253,104
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/20/32(2)	7,450,000	7,453,700
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.68%, (3-month LIBOR plus 1.56%), 7/23/33(2)	9,850,000	9,885,483
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.40%), 11/22/33(2)	9,500,000	9,501,318
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.60%), 10/20/34(2)	6,525,000	6,512,208
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class BR, VRN, 1.68%, (3-month LIBOR plus 1.55%), 10/20/32(2)	11,925,000	11,902,655
KKR CLO Ltd., Series 2018, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 7/18/30(2)	7,000,000	6,998,280
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(2)	6,000,000	6,004,858
KKR CLO Ltd., Series 2030A, Class BR, VRN, 2.85%, (3-month LIBOR plus 1.60%), 10/17/31(2)	13,875,000	13,852,801
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.41%, (1-month LIBOR plus 1.30%), 2/15/39(2)	3,302,000	3,294,756
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.76%, (1-month LIBOR plus 1.65%), 2/15/39(2)	9,200,000	9,187,041
Madison Park Funding XXI Ltd., Series 2016-21A, Class A2RR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/15/32(2)	6,600,000	6,587,032
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.38%, (3-month LIBOR plus 1.26%), 1/15/33(2)	5,275,000	5,271,264
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/33(2)	11,750,000	11,728,748
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.56%, (1-month LIBOR plus 1.45%), 10/16/36(2)	16,100,000	16,049,085
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(2)	9,850,000	9,775,077
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/20/32(2)	9,900,000	9,881,664
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(2)	9,450,000	9,425,104
Regata XII Funding Ltd., Series 2019-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/15/32(2)	8,925,000	8,907,868
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(2)	9,550,000	9,546,192

Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 1/20/32(2)	16,525,000	16,515,525
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/25/31(2)	12,275,000	12,281,134
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.69%, (3-month LIBOR plus 1.57%), 10/18/30(2)	13,450,000	13,428,304
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 4/15/31(2)	13,150,000	13,156,530
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.09%, (3-month LIBOR plus 0.97%), 4/25/31(2)	7,400,000	7,397,446
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(2)	13,550,000	13,541,651
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $364,463,293)		364,375,622
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 5.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.48%, 3/25/35	804,231	818,891
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	462,678	465,823
Angel Oak Mortgage Trust, Series 2021-7, Class A1, VRN, 1.98%, 10/25/66(2)	7,680,712	7,663,774
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	672,145	687,695
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 1.85%, (1-month LIBOR plus 1.75%), 3/25/29(2)	1,775,116	1,775,972
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.60%, (1-month LIBOR plus 2.50%), 7/25/29(2)	8,980,000	8,993,815
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.05%, (1-month LIBOR plus 1.95%), 7/25/29(2)	4,060,000	4,065,238
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.10%, (1-month LIBOR plus 4.00%), 8/26/30(2)	5,665,090	5,718,075
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(2)	5,186,243	5,201,599
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	1,407,125	1,443,796
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,014	2,936
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.60%, 10/25/34	19,427	19,485
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	2,794,579	2,797,319
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(2)	5,201,917	5,151,696
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	4,050,195	4,006,424
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	5,711,951	5,746,032
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	4,372,520	4,326,547
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, VRN, 1.93%, 11/25/66(2)	10,463,486	10,439,769
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (SOFR plus 2.70%), 10/25/33(2)	6,150,000	6,259,088
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	7,548,278	7,514,098
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	605,642	628,403
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(2)	21,023,778	21,006,023
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(2)	5,074,191	5,020,819
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.16%, 6/25/34	237,960	236,970
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	460,121	455,073
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	410,580	425,747
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.35%, (1-month LIBOR plus 3.25%), 10/25/30(2)	7,378,001	7,401,972
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.65%, (1-month LIBOR plus 1.55%), 7/25/33(2)	4,300,000	4,287,128
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(2)	6,429,975	6,415,491
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.47%, 1/25/47(2)	187,238	188,130
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	3,019,022	3,044,118
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.02%, 8/25/50(2)	10,028,159	10,153,208
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(2)	13,222,385	13,347,693
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(2)	13,913,817	13,909,796
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	614,032	621,718
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	981,810	977,622
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.83%, 2/25/35	511,444	519,455
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	4,172,917	4,153,950
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	2,980,655	2,969,291
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(2)	9,512,821	9,430,087
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.85%, (1-month LIBOR plus 0.75%), 5/25/55(2)	9,000,000	8,988,073
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(2)	12,215,921	12,324,361
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	11,018,028	10,861,278
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	4,608,184	4,660,456
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(2)	13,477,719	13,605,447

Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(2)	10,000,000	10,012,624
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	4,582,044	4,625,468
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	654,928	662,588
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(2)	3,000,000	3,042,601
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	5,438,000	5,452,940
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	225,533	231,718
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(2)	7,149,373	7,138,896
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	4,344,713	4,336,959
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	5,126,478	5,100,026
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	33,725	34,687
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(2)	10,226,258	10,317,037
		289,685,925
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.10%, (1-month LIBOR plus 4.00%), 8/25/24	1,287,396	1,311,704
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.35%, (1-month LIBOR plus 3.25%), 5/25/25	666,989	674,248
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.75%, (1-month LIBOR plus 4.65%), 10/25/28	4,191,675	4,345,824
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.55%, (1-month LIBOR plus 2.45%), 3/25/49(2)	3,427,742	3,466,051
FHLMC, Series 2019-HRP1, Class M2, VRN, 1.50%, (1-month LIBOR plus 1.40%), 2/25/49(2)	797,976	800,592
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.10%, (1-month LIBOR plus 3.00%), 6/25/50(2)	728,115	729,415
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.85%, (SOFR plus 2.80%), 10/25/50(2)	5,278,065	5,322,660
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.70%, (1-month LIBOR plus 3.60%), 7/25/50(2)	122,158	122,694
FHLMC, Series 2021-DNA6, Class M2, VRN, 1.55%, (SOFR plus 1.50%), 10/25/41(2)	20,005,000	20,014,298
FHLMC, Series 3397, Class GF, VRN, 0.61%, (1-month LIBOR plus 0.50%), 12/15/37	914,874	923,766
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	4,981,878	879,226
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	978,834	183,408
FNMA, Series 2013-C01, Class M2, VRN, 5.35%, (1-month LIBOR plus 5.25%), 10/25/23	5,903,467	6,146,348
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	4,553,084	4,719,078
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	1,568,287	1,591,860
FNMA, Series 2014-C04, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 4.90%), 11/25/24	2,555,901	2,663,568
FNMA, Series 2015-C04, Class 1M2, VRN, 5.80%, (1-month LIBOR plus 5.70%), 4/25/28	5,302,666	5,593,045
FNMA, Series 2015-C04, Class 2M2, VRN, 5.65%, (1-month LIBOR plus 5.55%), 4/25/28	10,609,851	11,065,403
FNMA, Series 2016-C01, Class 1M2, VRN, 6.85%, (1-month LIBOR plus 6.75%), 8/25/28	153,684	161,485
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.10%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,235,465
		71,950,138
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,733,057)		361,636,063
ASSET-BACKED SECURITIES — 6.7%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(2)	18,408,000	18,319,505
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	7,554,000	7,473,950
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	9,934,375	9,827,174
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	12,100,000	11,996,941
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	8,986,277	8,883,935
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37	18,402,856	18,508,120
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(2)	22,425,000	22,372,658
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(2)	4,000,000	3,948,849
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	12,800,000	12,482,493
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	11,250,000	11,045,619
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	12,800,000	12,527,310
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(2)	20,940,000	20,856,567
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	15,655,125	15,490,540
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	3,559,989	3,703,689
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	8,112,832	8,115,254
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	6,040,920	5,987,260
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(2)	14,709,701	14,663,302
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	20,100,158	19,944,962

Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(2)	14,225,521	14,208,068
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(2)	18,875,000	18,536,634
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	22,675,000	22,763,355
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(2)	3,000,000	2,981,887
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	7,600,000	7,445,550
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	6,700,000	6,610,231
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	11,200,000	10,934,143
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	4,577,250	4,525,959
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	7,726,180	7,594,758
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	8,050,000	7,896,027
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,503,250	1,501,648
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	774,840	795,884
TOTAL ASSET-BACKED SECURITIES (Cost $334,199,388)		331,942,272
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.65%, (1-month LIBOR plus 1.55%), 1/18/36(2)	7,650,000	7,603,189
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.00%, (1-month LIBOR plus 1.90%), 1/18/36(2)	5,100,000	5,059,662
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	11,425,000	11,613,371
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	13,000,000	12,995,649
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.51%, (1-month LIBOR plus 2.40%), 9/15/36(2)	15,200,000	15,098,750
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(2)	8,471,000	8,478,265
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 2.23%, (1-month LIBOR plus 2.12%), 11/15/38(2)	17,694,000	17,633,734
OPG Trust, Series 2021-PORT, Class E, VRN, 1.64%, (1-month LIBOR plus 1.53%), 10/15/36(2)	17,049,000	16,761,840
PFP Ltd., Series 2019-5, Class B, VRN, 1.76%, (1-month LIBOR plus 1.65%), 4/14/36(2)	6,525,000	6,517,333
PFP Ltd., Series 2021-8, Class C, VRN, 1.91%, (1-month LIBOR plus 1.80%), 8/9/37(2)	14,507,000	14,443,796
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $117,393,566)		116,205,589
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,205,000	3,298,963
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	3,201,153
California State University Rev., 2.98%, 11/1/51	4,000,000	4,087,040
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,861,656
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	4,055,000	4,367,565
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	7,740,000	7,805,381
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	2,335,000	2,364,226
Houston GO, 3.96%, 3/1/47	1,090,000	1,317,356
Los Angeles Community College District GO, 6.75%, 8/1/49	1,530,000	2,633,776
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,575,000	2,099,042
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,931,202
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	484,973
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,390,000	1,948,373
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	670,841
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	6,600,000	6,649,651
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	125,794
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	2,206,000	3,555,024
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,523,566
New York City GO, 5.97%, 3/1/36	500,000	676,528
New York City GO, 6.27%, 12/1/37	335,000	476,039
New York City Water & Sewer System Rev., 5.95%, 6/15/42	1,425,000	2,143,436
New York State Dormitory Authority Rev., 3.19%, 2/15/43	500,000	528,224
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	3,430,000	3,498,157
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	623,176
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,775,000	2,464,439
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	3,075,000	3,316,185
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,575,000	2,127,556

Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	490,000	681,228
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	480,000	678,032
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	850,000	936,993
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,484,373
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,355,000	1,423,474
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,320,000	1,582,400
State of California GO, 4.60%, 4/1/38	2,165,000	2,493,616
State of California GO, 7.55%, 4/1/39	2,350,000	3,926,315
State of California GO, 7.30%, 10/1/39	1,735,000	2,724,743
State of California GO, 7.60%, 11/1/40	455,000	785,293
TOTAL MUNICIPAL SECURITIES (Cost $78,585,303)		83,495,789
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 0.75%, 10/8/27	21,000,000	20,270,738
FNMA, 6.625%, 11/15/30	6,500,000	9,185,956
Tennessee Valley Authority, 1.50%, 9/15/31	3,500,000	3,451,040
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $32,792,865)		32,907,734
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	3,333,700
Chile Government International Bond, 3.625%, 10/30/42	650,000	689,900
		4,023,600
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	19,924
Panama†
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,681,764
Panama Government International Bond, 6.70%, 1/26/36	200,000	268,359
		1,950,123
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	3,515,000	4,954,428
Philippines — 0.2%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,506,948
Philippine Government International Bond, 6.375%, 10/23/34	4,130,000	5,744,186
		9,251,134
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,078,835
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	243,643
		1,322,478
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	923,533
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	405,029
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	3,179,532
		4,508,094
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,189,314)		26,029,781
BANK LOAN OBLIGATIONS(3) — 0.3%
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 8/2/27(4)	6,970,000	6,985,403
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	5,989,900	5,977,591
TOTAL BANK LOAN OBLIGATIONS (Cost $12,984,175)		12,962,994
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $1,544,000)	1,544,000	1,568,511

TEMPORARY CASH INVESTMENTS — 1.7%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(2)(5)	26,720,000	26,719,833
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $10,780,038), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $10,566,324)		10,566,315
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $35,941,744), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $35,237,029)		35,237,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,083,136	9,083,136
TOTAL TEMPORARY CASH INVESTMENTS (Cost $81,606,362)		81,606,284
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $5,026,133,617)		5,028,402,958
OTHER ASSETS AND LIABILITIES — (2.0)%		(97,571,811)
TOTAL NET ASSETS — 100.0%		$4,930,831,147

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,448,299	HUF	472,359,823	UBS AG	3/16/22	$2,970
USD	1,911,275	MXN	40,784,684	JPMorgan Chase Bank N.A.	3/16/22	(55,637)
						$(52,667)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,219	March 2022	$265,951,517	$26,000
U.S. Treasury 5-Year Notes	181	March 2022	21,896,758	(32,517)
U.S. Treasury Long Bonds	128	March 2022	20,536,000	266,750
U.S. Treasury Ultra Bonds	31	March 2022	6,110,875	(45,685)
			$314,495,150	$214,548
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	307	March 2022	$44,956,313	$(58,067)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(706)	$2,114,450	$2,113,744
CPURNSA	Receive	2.34%	2/5/26	$30,000,000	509	2,181,043	2,181,552
CPURNSA	Receive	2.33%	2/8/26	$46,000,000	780	3,348,809	3,349,589
CPURNSA	Receive	2.30%	2/24/26	$48,000,000	793	3,529,051	3,529,844
CPURNSA	Receive	2.40%	2/9/31	$23,000,000	749	1,851,427	1,852,176
					$2,125	$13,024,780	$13,026,905

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,427,547.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,467,343,452, which represented 29.8% of total net assets. Of these securities, 6.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,591,479,788	—
Corporate Bonds	—	1,444,167,979	—
U.S. Government Agency Mortgage-Backed Securities	—	580,024,552	—
Collateralized Loan Obligations	—	364,375,622	—
Collateralized Mortgage Obligations	—	361,636,063	—
Asset-Backed Securities	—	331,942,272	—
Commercial Mortgage-Backed Securities	—	116,205,589	—
Municipal Securities	—	83,495,789	—
U.S. Government Agency Securities	—	32,907,734	—
Sovereign Governments and Agencies	—	26,029,781	—
Bank Loan Obligations	—	12,962,994	—
Preferred Stocks	—	1,568,511	—
Temporary Cash Investments	9,083,136	72,523,148	—
	9,083,136	5,019,319,822	—
Other Financial Instruments
Futures Contracts	292,750	—	—
Swap Agreements	—	13,026,905	—
Forward Foreign Currency Exchange Contracts	—	2,970	—
	292,750	13,029,875	—

Liabilities
Other Financial Instruments
Futures Contracts	136,269	—	—
Forward Foreign Currency Exchange Contracts	—	55,637	—
	136,269	55,637	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.